Note 3- Business Segments and Sales of Products (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Table Text Block [Abstract]
Schedule of Information About Reportable Segments

The tables below present information about our reportable segments for the three months ended March 31, 2026 and 2025 (in thousands):

Three months ended March 31, 2026	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$250,999	$109,356	$46,426	$406,781	$—	$406,781
Environmental remediation services	—	—	—	—	4,652	4,652
Intersegment sales	—	—	1,639	1,639	—	1,639
Reconciliation of sales	250,999	109,356	48,065	408,420	4,652	413,072
Elimination of intersegment sales	—	—	(1,639)	(1,639)	—	(1,639)
Total consolidated sales						411,433
Salaries, wages and other benefits	20,582	20,523	8,897	50,002	178	50,180
Contractors	2,705	3,956	2,251	8,912	4,640	13,552
Materials and consumables	27,595	10,445	7,273	45,313	94	45,407
Product inventory change	5,383	(293)	(3,218)	1,872	—	1,872
Other direct production costs	10,110	542	2,720	13,372	27	13,399
Depreciation, depletion and amortization	15,983	13,609	4,176	33,768	—	33,768
Gross profit (loss)	$168,641	$60,574	$24,327	$253,542	$(287)	$253,255
Other operating expenses (a)						30,148
Income from operations						223,107
Other Expense:
Interest expense						(5,656)
Fair value adjustments, net						(5,945)
Foreign exchange gain, net						498
Other income						3,549
Income before income and mining taxes						$215,553

Capital additions	$6,113	$17,018	$15,025	$38,156	$1,109	$39,265

(a) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance, provision for closed operations and environmental matters, and other operating (income) expense, net.

Three months ended March 31, 2025	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$118,143	$63,194	$16,909	$198,246	$—	$198,246
Environmental remediation services	—	—	—	—	7,088	7,088
Intersegment sales	—	—	986	986	—	986
Reconciliation of sales	118,143	63,194	17,895	199,232	7,088	206,320
Elimination of intersegment sales	—	—	(986)	(986)	—	(986)
Total consolidated sales						205,334
Salaries, wages and employee benefits	18,253	14,776	6,472	39,501	58	39,559
Contractors	905	3,863	3,551	8,319	6,931	15,250
Materials and consumables	25,665	11,423	5,994	43,082	106	43,188
Product inventory change	901	1,182	(7,962)	(5,879)	—	(5,879)
Other direct production costs	10,325	(620)	5,014	14,719	—	14,719
Depreciation, depletion and amortization	13,589	13,425	2,802	29,816	—	29,816
Gross profit	$48,505	$19,145	$1,038	$68,688	$(7)	$68,681
Other operating expenses (a)						21,276
Income from operations						47,405

Other Expense:
Interest expense						(11,392)
Fair value adjustments, net						3,388
Foreign exchange loss, net						(367)
Other income						942
Income before income and mining taxes						$39,976

Capital additions	$10,759	$15,446	$10,436	$36,641	$1,197	$37,838

(a) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance, provision for closed operations and environmental matters, and other operating (income) expense, net.

The following table presents total assets by reportable segment as of March 31, 2026 and December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Total assets:
Greens Creek	$707,216	$640,011
Lucky Friday	681,365	688,997
Keno Hill	492,688	505,205
Other	1,495,024	974,703
Total assets of reportable segments	3,376,293	2,808,916
Assets of discontinued operations	—	751,729
Total assets	3,376,293	3,560,645

The tables below present information about our reportable segments as of and for the years ended December 31, 2025, 2024 and 2023 (in thousands).

Year ended December 31, 2025	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$612,827	$306,640	$145,317	$1,064,784	$—	$1,064,784
Environmental remediation services	—	—	—	—	39,118	39,118
Intersegment sales	—	—	6,123	$6,123	—	6,123
Reconciliation of sales	612,827	306,640	151,440	1,070,907	39,118	1,110,025
Elimination of intersegment sales			(6,123)	(6,123)		(6,123)
Total consolidated sales						1,103,902
Salaries, wages and other benefits	75,888	63,134	28,459	167,481	598	168,079
Contractors	7,425	15,628	14,746	37,799	37,295	75,094
Materials and consumables	106,959	44,817	27,300	179,076	679	179,755
Product inventory change	1,258	346	(1,452)	152	—	152
Other direct production costs	42,691	(1,290)	2,830	44,231	2	44,233
Depreciation, depletion and amortization	55,960	51,055	19,769	126,784	—	126,784
Gross profit	$322,646	$132,950	$53,665	$509,261	$544	$509,805
Other operating expenses (a)						113,396
Income from operations						396,409

Other Expense:
Interest expense						(40,991)
Fair value adjustments, net						8,332
Foreign exchange gain, net						(6,019)
Other income						(930)
Income before income and mining taxes						$356,801

Capital additions	$54,617	$72,933	$58,192	$185,742	$5,133	$190,875
Identifiable assets	640,011	688,997	505,205	1,834,213	974,703	2,808,916

(a) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.

Year ended December 31, 2024	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$421,574	$203,154	$74,962	$699,690	$—	$699,690
Environmental remediation services	—	—	—	$—	20,556	20,556
Intersegment sales	—	—	3,834	$3,834	—	3,834
Reconciliation of sales	421,574	203,154	78,796	703,524	20,556	724,080
Elimination of intersegment sales	—	—	(3,834)	(3,834)	—	(3,834)
Total consolidated sales						720,246
Salaries, wages and other benefits	69,990	52,879	29,658	$152,527	206	152,733
Contractors	6,135	14,154	22,960	$43,249	19,696	62,945
Materials and consumables	93,223	39,957	28,648	$161,828	625	162,453
Product inventory change	5,858	(2,628)	(8,902)	$(5,672)	—	(5,672)
Other direct production costs	39,471	657	8,972	$49,100	—	49,100
Depreciation, depletion and amortization (a)	53,450	41,673	20,380	$115,503	—	115,503
Gross profit/(loss)(a)	$153,447	$56,462	$(26,754)	$183,155	$29	$183,184
Other operating expenses (b)						59,422
Income from operations						123,762

Other Expense:
Interest expense						(49,331)
Fair value adjustments, net						3,541
Foreign exchange gain, net						8,063
Other income						4,169
Income before income and mining taxes						$90,204

Capital additions	$47,795	$49,592	$54,869	$152,256	$1,532	$153,788
Identifiable assets	564,334	587,945	413,982	1,566,261	737,523	2,303,784

(a) Previously reported transfers to ramp-up and suspension costs which were included as part of other operating expenses of $2,207 for Lucky Friday and $26,754 for Keno Hill have been included in the significant segment expenses and depreciation, depletion and amortization above, and the resultant calculation of gross profit/(loss).

(b) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.

Year ended December 31, 2023	Greens Creek	Lucky Friday	Keno Hill	Total Reportable Segments	Other	Total

Metal sales	$384,504	$116,284	$35,518	$536,306	$960	$537,266
Environmental remediation services	—	—	—	—	5,283	5,283
Intersegment sales	—	—	—	—	—	—
Reconciliation of sales	384,504	116,284	35,518	536,306	6,243	542,549
Elimination of intersegment sales						—
Total consolidated sales						542,549
Salaries, wages and employee benefits	68,183	43,142	21,569	$132,894	3,029	135,923
Contractors	5,917	8,681	10,472	$25,070	1,125	26,195
Materials and consumables	89,850	27,030	18,018	$134,898	1,606	136,504
Product inventory change	4,266	8,014	(1,163)	$11,117	269	11,386
Other direct production costs	37,684	(6,519)	10,187	$41,352	171	41,523
Depreciation, depletion and amortization (a)	53,995	29,384	6,228	$89,607	140	89,747
Gross profit (loss) (a)	$124,609	$6,552	$(29,793)	$101,368	$(97)	$101,271
Other operating expenses (b)						89,262
Income from operations						12,009

Other Expense:
Interest expense						(43,065)
Fair value adjustments, net						1,735
Foreign exchange loss, net						(4,145)
Other income						5,465
Loss before income and mining taxes						$(28,001)

Capital additions	$43,542	$65,337	$44,672	$153,551	$280	$153,831
Identifiable assets	569,369	578,110	362,986	1,510,465	820,841	2,331,306

(a) Previously reported transfers to ramp-up and suspension costs which were reported as part of other operating expenses of $25,548 for Lucky Friday and $29,793 for Keno Hill have been included in the significant segment expenses and depreciation, depletion and amortization above, and the resultant calculation of gross profit/(loss).

(b) Other operating expense items include general and administrative, exploration and pre-development, care and maintenance costs, provision for closed operations and environmental matters, write-down of property, plant and equipment and other operating (income) expense, net.

Schedule of Sales of Products by Metal

Sales by metal for the three months ended March 31, 2026 and 2025 were as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Silver	$295,633	$117,977
Gold	56,977	31,359
Lead	22,297	22,106
Zinc	36,873	33,125
Copper	412	391
Less: Smelter and refining charges	(5,411)	(6,712)
Total metal sales	406,781	198,246
Environmental remediation services	4,652	7,088
Total sales	$411,433	$205,334

Total sales for the years ended December 31, 2025, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Silver	$688,383	$413,312	$301,768
Gold	165,996	109,245	97,449
Lead	91,272	87,223	72,728
Zinc	131,954	130,767	116,230
Copper	3,194	416	—
Less: Smelter and refining charges	(16,015)	(41,273)	(50,909)
Total metal sales	1,064,784	699,690	537,266
Environmental remediation services	39,118	20,556	5,283
Total sales	$1,103,902	$720,246	$542,549

Schedule of Sales Contributed by Each Segment

Sales of metal concentrates and metal products are made principally to custom smelters, third-party processors and metal traders. The percentage of metal sales contributed by each segment is reflected in the following table:

	Year Ended December 31,
	2025	2024	2023
Greens Creek	57.6%	60.3%	71.6%
Lucky Friday	28.8%	29.0%	21.6%
Keno Hill	13.6%	10.7%	6.6%
Other	—	—	0.2%
	100%	100%	100%